Disposition of Business (Detail) $ in Thousands		9 Months Ended		12 Months Ended
	Jun. 23, 2015 USD ($) State	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charge		$ 10,611	$ 1,310	$ 3,605	$ 6,344	$ 955
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Human Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Service line support program, review period (in months)	6 months
Number of states involved in service line program | State	5
Asset impairment charge	$ 8,200
Closure costs	6,700
Severance costs	1,900
Lease termination costs	$ 4,800
Discontinued operation, loss on disposal before income taxes		11,100	$ 9,100
Loss on disposition of intangible assets		$ 8,200